Risk Management	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Risk Management	Risk Management
Manulife offers insurance, wealth and asset management products and other financial services, which subjects the Company to a broad range of risks. Manulife manages these risks within an enterprise-wide risk management framework. Manulife’s goal in managing risk is to strategically optimize risk taking and risk management to support long-term revenue, earnings and capital growth. Manulife seeks to achieve this by capitalizing on business opportunities and strategies with appropriate risk/return profiles; ensuring sufficient management expertise is in place to effectively execute strategies, and to identify, understand and manage underlying inherent risks; ensuring strategies and activities align with its corporate and ethical standards and operational capabilities; pursuing opportunities and risks that enhance diversification; and in making all risk taking decisions with analyses of inherent risks, risk controls and mitigations, and risk/return trade-off. The following disclosures are in accordance with IFRS 7
“Financial Instruments: Disclosures”.
Market and Liquidity Risk
Market risk is the risk of loss resulting from market price volatility, interest rate change, credit and swap spread changes, and adverse foreign currency exchange rate movements. Market price volatility primarily relates to changes in prices of publicly traded equities and alternative long-duration assets. The profitability of the Company’s insurance and annuity products, as well as the fees the Company earns in its investment management business, are subject to market risk.
Liquidity risk is the risk of loss resulting from the inability to access sufficient funds or liquid assets to meet expected and unexpected cash and collateral demands.
Please read below for details on factors that could impact the level of market and liquidity risk and the strategies used to manage this risk:
Market and Liquidity Risk Management Strategy
Market and liquidity risk management strategy is governed by the Global Asset Liability Committee which oversees the market and liquidity risk program. The Company’s overall strategy to manage its market and liquidity risks incorporates several component strategies, each targeted to manage one or more of the market and liquidity risks arising from the Company’s businesses. At an enterprise level, these strategies are designed to manage the Company’s aggregate exposures to market &
liquidity risks against limits associated with earnings and capital volatility.
The following table outlines the Company’s key market and liquidity risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market & Liquidity Risk
	Public Equity Risk	Interest Rate and Spread Risk	ALDA Risk	Foreign Currency Exchange Risk	Liquidity Risk
Product design and pricing	✓	✓	✓	✓	✓
Dynamic hedging	✓	✓		✓	✓
Macro equity risk hedging	✓			✓	✓
Asset liability management	✓	✓	✓	✓	✓
Foreign currency exchange management				✓	✓
Liquidity risk management					✓
Product Design and Pricing Strategy
The Company’s policies, standards, and guidelines, with respect to product design and pricing, are designed with the objective of aligning its product offerings with its risk taking philosophy and risk appetite, and in particular, ensuring that incremental risk generated from new sales aligns with its strategic risk objectives and risk limits. The specific design features of Manulife’s product offerings, including level of benefit guarantees, policyholder options, fund offerings and availability restrictions as well as its associated investment strategies, help to mitigate the level of underlying risk. Manulife regularly reviews and modifies key features within its product offerings, including premiums and fee charges with a goal of meeting profit targets and staying within risk limits. Certain of the Company’s general fund adjustable benefit products have minimum rate guarantees. The rate guarantees for any particular policy are set at the time the policy is issued and governed by insurance regulation in each jurisdiction where the products are sold. The contractual provisions allow crediting rates to be reset at pre-established intervals subject to the established minimum crediting rate guarantees. The Company may partially mitigate the interest rate exposure by setting new rates on new business and by adjusting rates on in-force business where permitted. In addition, the Company partially mitigates this interest rate risk through its asset liability management process, product design elements, and crediting rate strategies.
Hedging Strategies for Public Equity Risks
The Company’s exposure to movement in public equity market values primarily arises from insurance contract liabilities related to variable annuity guarantees and general fund public equity investments.
Manulife seeks to manage public equity risk arising from exposures in its insurance contract liabilities through the dynamic and macro equity risk hedging strategy.
Variable Annuity Dynamic Hedging Strategy
The variable annuity dynamic hedging strategy is designed to hedge the sensitivity of variable annuity guarantee insurance contract liabilities to fund performance (both public equity and bond funds) and interest rate movements. The objective of the variable annuity dynamic hedging strategy is to offset, as closely as possible, the change in the economic value of guarantees with the profit and loss from the hedge asset portfolio.
The Company’s variable annuity dynamic hedging program uses a variety of exchange-traded and over-the-counter (“OTC”)
derivative contracts to offset the change in value of variable annuity guarantees. The main derivative instruments used are equity index futures, government bond futures, currency futures, interest rate swaps, total return swaps, equity options, and interest rate swaptions. The hedge instruments’ positions against insurance contract liabilities are continuously monitored as market conditions change. As necessary, the hedge asset positions will be dynamically rebalanced to stay within established limits. The
Company may also utilize other derivatives with the objective to improve hedge effectiveness opportunistically.
The Company’s variable annuity guarantee dynamic hedging strategy is not designed to completely offset the sensitivity of insurance contract liabilities to all risks associated with the guarantees embedded in these products. The profit (loss) on the hedge instruments will not completely offset the underlying losses (gains) related to the guarantee liabilities hedged because:
•Policyholder behaviour and mortality experience are not hedged;
•Risk adjustment related to cost of guarantees in the insurance contract liabilities is largely hedged;
•A portion of interest rate risk is not hedged;
•Credit spreads may widen and actions might not be taken to adjust accordingly;
•Fund performance on a small portion of the underlying funds is not hedged due to lack of availability of effective exchange-
traded hedge instruments;
•Performance of the underlying funds hedged may differ from the performance of the corresponding hedge instruments;
•Correlations between interest rates and equity markets could lead to unfavourable material impacts;
•Unfavourable hedge rebalancing costs can be incurred during periods of high volatility from equity markets, bond markets, and / or interest rates, which is magnified when these impacts occur concurrently; and
•Not all other risks are hedged.
Differences in the profit (loss) on the hedge instruments versus the underlying losses (gains) related to the guarantee liabilities hedged are reported in CSM.
Manulife seeks to manage interest rate risk arising from the Company’s variable annuity business that is not dynamically hedged through the Company's asset liability management strategy.
Macro Equity Risk Hedging Strategy
The objective of the macro equity risk hedging program is to maintain the Company’s overall earnings sensitivity to public equity market movements within the Board approved risk appetite limits. The macro equity risk hedging program is designed to hedge earnings sensitivity due to movements in public equity markets arising from all sources (outside of dynamically hedged exposures). Sources of equity market sensitivity addressed by the macro equity risk hedging program include general fund equity holdings backing guaranteed, and adjustable liabilities.
Asset Liability Management Strategy
Manulife’s asset liability management strategy is designed to help ensure that the market risks embedded in its assets and liabilities held in the Company’s general fund are effectively managed and that risk exposures arising from these assets and liabilities are maintained within risk limits. The embedded market risks include risks related to the level and movement of interest rates and credit and swap spreads, public equity market performance, ALDA performance, and foreign currency exchange rate movements.
General fund product liabilities are categorized into groups with similar characteristics in order to support them with a specific asset strategy. The Company seeks to align the asset strategy for each group to the premium and benefit patterns, policyholder options and guarantees, and crediting rate strategies of the products they support. The strategies are set using portfolio analysis techniques intended to optimize returns, subject to considerations related to regulatory and economic capital requirements, and risk tolerances. They are designed to achieve broad diversification across asset classes and individual investment risks while being suitably aligned with the liabilities they support. The strategies encompass asset mix, quality rating, term profile, liquidity, currency, and industry concentration targets.
Foreign Currency Exchange Risk Management Strategy
Manulife’s policy is to generally match the currency of its assets with the currency of the liabilities they support. Where assets and liabilities are not currency matched, the Company seeks to hedge this exposure where appropriate to stabilize its earnings and consolidated capital positions and remain within its enterprise foreign exchange risk limits.
Liquidity Risk Management Strategy
Global liquidity management policies and procedures are designed to provide adequate liquidity to cover cash and collateral obligations as they come due, and to sustain and grow operations in both normal and stressed conditions. They consider legal, regulatory, tax, operational or economic impediments to inter-entity funding. The asset mix of the Company’s balance sheet takes into account the need to hold adequate unencumbered and appropriate liquid assets to satisfy the requirements arising under stressed scenarios and to allow Manulife’s liquidity ratios to remain strong. Manulife manages liquidity centrally and closely monitors the liquidity positions of its principal subsidiaries.
Manulife seeks to mitigate liquidity risk by diversifying its business across different products, markets, geographical regions, and policyholders. The Company designs insurance products to encourage policyholders to maintain their policies in-force, to help generate a diversified and stable flow of recurring premiums. The Company designs the policyholder termination features with the goal of mitigating the financial exposure and liquidity risk related to unexpected policyholder terminations. The Company establishes and implements investment strategies intended to match the term profile of the assets to the liabilities they support, taking into account the potential for unexpected policyholder terminations and resulting liquidity needs. Liquid assets represent a large portion of the Company’s total assets. Manulife aims to reduce liquidity risk in the Company’s businesses by diversifying its funding sources and appropriately managing the term structure of its funding. The Company forecasts and monitors daily operating liquidity and cash movements in various individual entities and operations as well as centrally, aiming to ensure liquidity is available and cash is employed optimally.
The Company also maintains centralized cash pools and access to other sources of liquidity and contingent liquidity such as repurchase funding agreements. Manulife’s centralized cash pools consist of cash or near-cash, high quality short-term investments that are continually monitored for their credit quality and market liquidity.
Manulife has established a variety of contingent liquidity sources. These include, among others, a $500 committed unsecured revolving credit facility with certain Canadian chartered banks available for the Company, and a US$500 committed unsecured revolving credit facility with certain U.S. banks available to the Company and certain of its U.S. subsidiaries. There were no outstanding borrowings under these facilities as at December 31, 2025 (2024 – $nil). In addition, John Hancock Life Insurance
Company (U.S.A.) (“JHUSA”) is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”), which enables the
Company to obtain loans from FHLBI as an alternative source of liquidity that is collateralizable by qualifying mortgage loans, mortgage-backed securities, municipal bonds, and U.S. Treasury and Agency securities. As at December 31, 2025, JHUSA had an estimated maximum borrowing capacity of US$3.8 billion (2024 – US$3.8 billion) based on regulatory limitations with an outstanding balance of US$500 (2024 – US$500) under the FHLBI facility.
The following table outlines the maturity of the Company’s significant financial liabilities.
Maturity of financial liabilities

As at December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt(1)	$1,741	$958	$-	$4,986	$7,685
Capital instruments(1)	-	-	-	6,990	6,990
Derivatives	2,270	1,746	875	9,456	14,347
Deposits from Bank clients(2)	17,462	4,441	2,804	-	24,707
Lease liabilities	101	138	49	46	334
(1)The amounts shown above are net of the related unamortized deferred issue costs.
(2)Carrying value and fair value of deposits from Bank clients as at December 31, 2025 were $24,707 and $24,945, respectively (2024 – $22,063 and $22,270, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2024 – Level 2).
Through the normal course of business, pledging of assets is required to comply with jurisdictional regulatory and other requirements including collateral pledged to partially mitigate derivative counterparty credit risk, assets pledged to exchanges as initial margin, and assets held as collateral for repurchase funding agreements. Total unencumbered assets were $537.4 billion as at December 31, 2025 (2024 – $516.6 billion).
Market Risk Sensitivities and Market Risk Exposure MeasuresVariable Annuity and Segregated Fund Guarantees Sensitivities and Risk Exposure Measures
Guarantees on variable annuity products and segregated funds may include one or more of death, maturity, income and withdrawal guarantees. Variable annuity and segregated fund guarantees are contingent and only payable upon the occurrence of the relevant event, if fund values at that time are below guarantee values. Depending on future equity market levels, liabilities on current in-force business are to expected to be recognized primarily within the next 20 years.
Manulife seeks to mitigate a portion of the risks embedded in the Company’s retained (i.e., net of reinsurance) variable annuity and segregated fund guarantee business through the combination of dynamic and macro hedging strategies (see “Publicly traded equity performance risk sensitivities and exposure measures” below).
The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees, gross and net of reinsurance.
Variable annuity and segregated fund guarantees, net of reinsurance

	2025			2024
As at December 31,	Guarantee value(1)	Fund value	Net amount at risk(1),(2),(3)	Guarantee value(1)	Fund value	Net amount at risk(1),(2),(3)
Guaranteed minimum income benefit	$3,142	$2,534	$708	$3,628	$2,780	$918
Guaranteed minimum withdrawal benefit	29,664	31,071	2,643	33,473	33,539	3,339
Guaranteed minimum accumulation benefit	18,908	19,208	55	18,987	19,097	70
Gross living benefits(4)	51,714	52,813	3,406	56,088	55,416	4,327
Gross death benefits(5)	7,892	19,924	486	8,612	19,851	644
Total gross of reinsurance	59,606	72,737	3,892	64,700	75,267	4,971
Living benefits reinsured	20,518	21,932	2,351	23,768	23,965	3,016
Death benefits reinsured	3,058	2,620	195	3,430	2,776	289
Total reinsured	23,576	24,552	2,546	27,198	26,741	3,305
Total, net of reinsurance	$36,030	$48,185	$1,346	$37,502	$48,526	$1,666
(1)Guarantee Value and Net Amount at Risk in respect of guaranteed minimum withdrawal business in Canada and the U.S. reflect the time value of money of these claims.
(2)Amount at risk (in-the-money amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance and assumes that all claims are immediately payable. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk assumes that the benefit is paid as a lifetime annuity commencing at the earliest contractual income start age. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(3)The amount at risk net of reinsurance at December 31, 2025 was $1,346 (December 31, 2024 – $1,666) of which: US$244 (December 31, 2024 – US$293) was on the Company’s U.S. business, $835 (December 31, 2024 – $1,021) was on the Company’s Canadian business, US$80 (December 31, 2024 – US$100) was on the Company’s Japan business, and US$49 (December 31, 2024 – US$56) was related to Asia (other than Japan) and the Company’s run-off reinsurance business.
(4)Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote
5.
(5)Death benefits include stand-alone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.
Investment categories for variable contracts with guarantees
Variable contracts with guarantees, including variable annuities and variable life, are invested at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31,	2025	2024
Investment category
Equity funds	$51,919	$51,457
Balanced funds	36,889	37,381
Bond funds	8,528	9,017
Money market funds	1,794	1,712
Other debt investments	2,074	2,082
Total	$101,204	$101,649
Caution Related to Sensitivities
In the sections that follow, the Company provides sensitivities and risk exposure measures for certain risks. These include sensitivities due to specific changes in market prices and interest rate levels projected using internal models as at a specific date, and are measured relative to a starting level reflecting the Company’s assets and liabilities at that date. The risk exposures measure the impact of changing one factor at a time and assume that all other factors remain unchanged. Actual results can differ materially from these estimates for a variety of reasons including the interaction among these factors when more than one changes; changes in liabilities from updates to non-economic assumptions, changes in business mix, effective tax rates and other market factors; and the general limitations of the Company’s internal models. For these reasons, the sensitivities should only be viewed as directional estimates of the underlying sensitivities for the respective factors based on the assumptions outlined below. Given the nature of these calculations, the Company cannot provide assurance that the actual impact on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders will be as indicated.
Publicly Traded Equity Performance Risk Sensitivities and Exposure Measures
The tables below include the potential impacts from an immediate 10%, 20% and 30% change in market values of publicly traded equities on net income attributed to shareholders, CSM, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders. The potential impact is shown after taking into account the impact of the change in markets on the hedge assets. While the Company cannot reliably estimate the amount of the change in dynamically hedged guarantee liabilities that will not be offset by the change in the dynamic hedge assets, the Company makes certain assumptions for the purposes of estimating the impact on net income attributed to shareholders.
This estimate assumes that the performance of the dynamic hedging program would not completely offset the gain/loss from the dynamically hedged variable annuity and segregated fund guarantee liabilities. It assumes that the hedge assets are based on the actual position at the period end, and that equity hedges in the dynamic program offset 95% of the hedged variable annuity liability movement that occurs as a result of market changes.
It is also important to note that these estimates are illustrative, and that the dynamic and macro hedging programs may underperform these estimates, particularly during periods of high realized volatility and/or periods where both interest rates and equity market movements are unfavourable. The method used for deriving sensitivity information and significant assumptions did not change from the previous period.
Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns(1)

	Net income attributed to shareholders
As at December 31, 2025	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity and segregated fund guarantees(2)	$(1,790)	$(1,070)	$(490)	$400	$750	$1,050
General fund equity investments(3)	(1,320)	(880)	(440)	440	870	1,310
Total underlying sensitivity before hedging	(3,110)	(1,950)	(930)	840	1,620	2,360
Impact of macro and dynamic hedge assets(4)	650	390	170	(130)	(240)	(330)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,460)	(1,560)	(760)	710	1,380	2,030
Impact of reinsurance	1,110	670	310	(270)	(490)	(700)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,350)	$(890)	$(450)	$440	$890	$1,330
	Net income attributed to shareholders
As at December 31, 2024	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity and segregated fund guarantees(2)	$(2,050)	$(1,240)	$(560)	$470	$860	$1,190
General fund equity investments(3)	(1,240)	(820)	(400)	390	780	1,180
Total underlying sensitivity before hedging	(3,290)	(2,060)	(960)	860	1,640	2,370
Impact of macro and dynamic hedge assets(4)	720	430	190	(150)	(260)	(360)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,570)	(1,630)	(770)	710	1,380	2,010
Impact of reinsurance	1,320	810	370	(320)	(590)	(830)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,250)	$(820)	$(400)	$390	$790	$1,180
(1)See “Caution related to sensitivities” above.
(2)For variable annuity contracts measured under the VFA approach, the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore, a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted, the full impact is reported in net income attributed to shareholders.
(3)This impact for general fund equity investments includes general fund investments supporting the Company’s insurance contract liabilities, investment in seed money investments (in segregated and mutual funds made by Global WAM segment), and the impact on insurance contract liabilities related to the projected future fee income on variable universal life and other unit-linked products. The impact does not include any potential impact on public equity weightings. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.
(4)Includes the impact of assumed rebalancing of equity hedges in the macro and dynamic hedging program. The impact of dynamic hedging represents the impact of equity hedges offsetting 95% of the dynamically hedged variable annuity liability movement that occurs as a result of market changes, but does not include any impact in respect of other sources of hedge accounting ineffectiveness (e.g., fund tracking, realized volatility and equity, and interest rate correlations different from expected among other factors).
Potential immediate impact on contractual service margin, other comprehensive income to shareholders and total comprehensive income to shareholders from changes to public equity market values(1),(2)

As at December 31, 2025	-30%	-20%	-10%	+10%	+20%	+30%
Variable annuity and segregated fund guarantees reported in CSM	$(2,970)	$(1,820)	$(840)	$730	$1,390	$1,980
Impact of risk mitigation - hedging(3)	870	510	220	(180)	(320)	(430)
Impact of risk mitigation - reinsurance(3)	1,400	850	390	(330)	(630)	(890)
VA net of risk mitigation	(700)	(460)	(230)	220	440	660
General fund equity	(1,410)	(910)	(440)	440	880	1,300
Contractual service margin (pre-tax)	$(2,110)	$(1,370)	$(670)	$660	$1,320	$1,960
Other comprehensive income attributed to shareholders (post-tax)(4)	$(920)	$(620)	$(300)	$300	$580	$860
Total comprehensive income attributed to shareholders (post-tax)	$(2,270)	$(1,510)	$(750)	$740	$1,470	$2,190
As at December 31, 2024	-30%	-20%	-10%	+10%	+20%	+30%
Variable annuity and segregated fund guarantees reported in CSM	$(3,420)	$(2,110)	$(970)	$840	$1,580	$2,250
Impact of risk mitigation - hedging(3)	940	560	250	(190)	(350)	(470)
Impact of risk mitigation - reinsurance(3)	1,670	1,020	470	(400)	(740)	(1,050)
VA net of risk mitigation	(810)	(530)	(250)	250	490	730
General fund equity	(1,140)	(740)	(370)	370	750	1,110
Contractual service margin (pre-tax)	$(1,950)	$(1,270)	$(620)	$620	$1,240	$1,840
Other comprehensive income attributed to shareholders (post-tax)(4)	$(840)	$(560)	$(280)	$270	$530	$790
Total comprehensive income attributed to shareholders (post-tax)	$(2,090)	$(1,380)	$(680)	$660	$1,320	$1,970
(1)See “Caution related to sensitivities” above.
(2)This estimate assumes that the performance of the dynamic hedging program would not completely offset the gain/loss from the dynamically hedged variable annuity and segregated fund guarantee liabilities. It assumes that the hedge assets are based on the actual position at the period end, and that equity hedges in the dynamic program offset 95% of the hedged variable annuity liability movement that occurs as a result of market changes.
(3)For variable annuity contracts measured under VFA, the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted, the full impact is reported in net income attributed to shareholders.
(4)The impact of financial risk and changes to interest rates for variable annuity contracts is not expected to generate sensitivity in Other Comprehensive Income.
Interest Rate and Spread Risk Sensitivities and Exposure Measures
As at December 31, 2025, the Company estimated the sensitivity of net income attributed to shareholders to a 50 basis point parallel decline in interest rates to be a benefit of $100, and to a 50 basis point parallel increase in interest rates to be a charge of $100.
The table below shows the potential impacts from a 50 basis point parallel move in interest rates on CSM, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders. This includes a change in current government, swap and corporate rates for all maturities across all markets with no change in credit spreads between government, swap and corporate rates. Also shown separately are the potential impacts from a 50 basis point parallel move in corporate spreads and a 20 basis point parallel move in swap spreads. The impacts reflect the net impact of movements in asset values in liability and surplus segments and movements in the present value of cash flows for insurance contracts including those with cash flows that vary with the returns of underlying items where the present value is measured by stochastic modelling. The method used for deriving sensitivity information and significant assumptions did not change from the previous period.
The disclosed interest rate sensitivities reflect the accounting designations of the Company’s financial assets and corresponding insurance contract liabilities. In most cases these assets and liabilities are designated as FVOCI and as a result, impacts from changes to interest rates are largely in other comprehensive income. There are also changes in interest rates that impact the
CSM for VFA contracts that relate to amounts that are not passed through to policyholders. In addition, changes in interest rates impact net income as it relates to derivatives not in hedge accounting relationships and on VFA contracts where the CSM has been exhausted.
The disclosed interest rate sensitivities assume no hedge accounting ineffectiveness, as the Company’s hedge accounting programs are optimized for parallel movements in interest rates, leading to immaterial net income impacts under these shocks.
However, the actual hedge accounting ineffectiveness is sensitive to non-parallel interest rate movements and will depend on the shape and magnitude of the interest rate movements which could materially impact net income attributed to shareholders.
The Company’s sensitivities vary across all regions in which the Company operates, and the impacts of yield curve changes will vary depending upon the geography where the change occurs. Furthermore, the impacts from non-parallel movements may be materially different from the estimated impacts of parallel movements.
The interest rate and spread risk sensitivities are determined in isolation of each other and therefore do not reflect the combined impact of changes in government rates and credit spreads between government, swap and corporate rates occurring simultaneously. As a result, the impact of the summation of each individual sensitivity may be materially different from the impact of sensitivities to simultaneous changes in interest rate and spread risk.
The potential impacts also do not take into account other potential effects of changes in interest rate levels, for example, CSM at recognition on the sale of new business or lower interest earned on future fixed income asset purchases.
The impacts do not reflect any potential effect of changing interest rates on the value of the Company’s ALDA. Rising interest rates could negatively impact the value of the Company’s ALDA. More information on ALDA can be found below in the
“Alternative long-duration asset performance risk sensitivities and exposure measures” section.
Potential impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders of an immediate parallel change in interest rates, corporate spreads or swap spreads relative to current rates(1),(2),(3)

As at December 31, 2025	Interest rates		Corporate spreads		Swap spreads
(post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp
CSM	$200	$(300)	$(200)	$100	$-	$-
Net income attributed to shareholders	100	(100)	-	-	100	(100)
Other comprehensive income attributed to shareholders	(100)	100	100	-	(300)	300
Total comprehensive income attributed to shareholders	-	-	100	-	(200)	200
As at December 31, 2024	Interest rates		Corporate spreads		Swap spreads
(post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp
CSM	$100	$(200)	$-	$(100)	$-	$-
Net income attributed to shareholders	100	(100)	100	(100)	100	(100)
Other comprehensive income attributed to shareholders	(100)	200	(200)	300	(100)	100
Total comprehensive income attributed to shareholders	-	100	(100)	200	-	-
(1)See “Caution related to sensitivities” above.
(2)Estimates include changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates.
(3)Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.
Alternative Long-Duration Asset Performance Risk Sensitivities and Exposure Measures
The following table shows the potential impact on CSM, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders resulting from an immediate 10% change in market values of ALDA. The method used for deriving sensitivity information and significant assumptions made did not change from the previous period.
ALDA used in this sensitivity analysis includes commercial real estate, private equity, infrastructure, timber and agriculture, energy[1] and other investments.
The impacts do not reflect any future potential changes to non-fixed income return volatility. Refer to “Publicly traded equity performance risk sensitivities and exposure measures” above for more details.
Potential immediate impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders from changes in ALDA market values(1)

As at	December 31, 2025		December 31, 2024
(post-tax except CSM)	-10%	+10%	-10%	+10%
CSM excluding NCI	$(200)	$200	$(200)	$200
Net income attributed to shareholders(2)	(2,200)	2,200	(2,500)	2,500
Other comprehensive income attributed to shareholders	(200)	200	(200)	200
Total comprehensive income attributed to shareholders	(2,400)	2,400	(2,700)	2,700
(1)See “Caution related to sensitivities” above.
(2)Net income attributed to shareholders includes core earnings and the items excluded from core earnings.
Foreign Exchange Risk Sensitivities and Exposure Measures
The Company generally matches the currency of its assets with the currency of the insurance and investment contract liabilities they support. As at December 31, 2025, the Company did not have a material currency mismatch between assets and liabilities.
Liquidity Risk Exposure Strategy
Manulife manages liquidity levels of the consolidated group and key subsidiaries against established thresholds, which are based on extreme but plausible liquidity stress scenarios over varying time horizons.
The Company’s use of derivatives for hedging purposes is a significant source of liquidity risk through collateral and cash settlement requirements for OTC bilateral and centrally cleared derivatives under adverse market conditions. To assess these potential liquidity needs, the Company regularly stress tests the market value of its derivative portfolio under various stress scenarios and measures and monitors the contingent requirements against its liquid asset holdings. Additionally, the Company maintains a liquidity contingency plan with diverse sources of contingent liquidity that can be utilized under severe stress conditions.
Credit Risk
Credit risk is the risk of loss due to inability or unwillingness of a borrower, or counterparty, to fulfill its payment obligations.
Worsening regional and global economic conditions, segment or industry sector challenges, or company specific factors could result in defaults or downgrades and could lead to increased provisions or impairments related to the Company’s general fund invested assets.
The Company’s exposure to credit risk is managed through risk management policies and procedures which include a defined credit evaluation and adjudication process, delegated credit approval authorities and established exposure limits by borrower, corporate connection, credit rating, industry and geographic region. The Company measures derivative counterparty exposure as net potential credit exposure, which takes into consideration fair values of all transactions with each counterparty, net of any collateral held, and an allowance to reflect future potential exposure. Reinsurance counterparty exposure is measured reflecting the level of ceded liabilities. The Company also ensures where warranted, that mortgages, private placements and loans to Bank clients are secured by collateral, the nature of which depends on the credit risk of the counterparty.
Credit risk associated with derivative counterparties is discussed in note 8 (f) and credit risk associated with reinsurance counterparties is discussed in note 8 (k).
Credit Quality
The following tables present financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements, and other significant credit risk exposures from loan commitments, with allowances, presenting separately
Stage 1, Stage 2, and Stage 3 credit risk profiles. For each asset type presented in the table, amortized cost and FVOCI financial instruments are presented together. Amortized cost financial instruments are shown gross of the allowance for credit losses, which is shown separately. FVOCI financial instruments are shown at fair value with the allowance for credit losses shown separately.

As at December 31, 2025	Stage 1	Stage 2	Stage 3	Total
Debt securities, measured at FVOCI
Investment grade	$203,241	$1,187	$-	$204,428
Non-investment grade	3,993	477	-	4,470
Total carrying value	207,234	1,664	-	208,898
Allowance for credit losses	221	43	-	264
Debt securities, measured at amortized cost
Investment grade	1,137	-	-	1,137
Non-investment grade	-	-	-	-
Total	1,137	-	-	1,137
Allowance for credit losses	1	-	-	1
Total carrying value, net of allowance	1,136	-	-	1,136
Private placements, measured at FVOCI
Investment grade	43,803	309	-	44,112
Non-investment grade	5,527	979	211	6,717
Total carrying value	49,330	1,288	211	50,829
Allowance for credit losses	108	82	194	384
Commercial mortgages, measured at FVOCI
AAA	244	-	-	244
AA	7,961	-	-	7,961
A	13,720	-	-	13,720
BBB	5,106	645	-	5,751
BB	63	730	-	793
B and lower	-	20	100	120
Total carrying value	27,094	1,395	100	28,589
Allowance for credit losses	42	38	34	114
Commercial mortgages, measured at amortized cost
AAA	-	-	-	-
AA	-	-	-	-
A	223	-	-	223
BBB	-	-	-	-
BB	-	-	-	-
B and lower	166	8	1	175
Total	389	8	1	398
Allowance for credit losses	1	-	1	2
Total carrying value, net of allowance	388	8	-	396
Residential mortgages, measured at amortized cost
Performing	25,361	1,379	-	26,740
Non-performing	-	-	50	50
Total	25,361	1,379	50	26,790
Allowance for credit losses	4	2	1	7
Total carrying value, net of allowance	25,357	1,377	49	26,783
Loans to Bank clients, measured at amortized cost
Performing	2,629	105	-	2,734
Non-performing	-	-	4	4
Total	2,629	105	4	2,738
Allowance for credit losses	1	1	1	3
Total carrying value, net of allowance	2,628	104	3	2,735
Other invested assets, measured at FVOCI
Investment grade	-	-	-	-
Non-investment grade	383	-	-	383
Total carrying value	383	-	-	383
Allowance for credit losses	21	-	-	21
Other invested assets, measured at amortized cost
Investment grade	4,266	-	-	4,266
Non-investment grade	-	-	-	-
Total	4,266	-	-	4,266
Allowance for credit losses	1	-	-	1
Total carrying value, net of allowance	4,265	-	-	4,265
Loan commitments
Allowance for credit losses	10	1	1	12
Total carrying value, net of allowance	$317,815	$5,836	$363	$324,014

As at December 31, 2024	Stage 1	Stage 2	Stage 3	Total
Debt securities, measured at FVOCI
Investment grade	$197,840	$1,338	$-	$199,178
Non-investment grade	5,625	363	-	5,988
Total carrying value	203,465	1,701	-	205,166
Allowance for credit losses	228	42	-	270
Debt securities, measured at amortized cost
Investment grade	1,496	-	-	1,496
Non-investment grade	-	-	-	-
Total	1,496	-	-	1,496
Allowance for credit losses	1	-	-	1
Total carrying value, net of allowance	1,495	-	-	1,495
Private placements, measured at FVOCI
Investment grade	41,796	721	-	42,517
Non-investment grade	5,004	1,133	148	6,285
Total carrying value	46,800	1,854	148	48,802
Allowance for credit losses	126	127	123	376
Commercial mortgages, measured at FVOCI
AAA	205	-	-	205
AA	7,234	-	-	7,234
A	14,035	-	-	14,035
BBB	5,679	873	-	6,552
BB	11	663	-	674
B and lower	-	21	71	92
Total carrying value	27,164	1,557	71	28,792
Allowance for credit losses	41	39	55	135
Commercial mortgages, measured at amortized cost
AAA	-	-	-	-
AA	-	-	-	-
A	225	15	-	240
BBB	-	-	-	-
BB	-	-	-	-
B and lower	112	5	5	122
Total	337	20	5	362
Allowance for credit losses	1	1	-	2
Total carrying value, net of allowance	336	19	5	360
Residential mortgages, measured at amortized cost
Performing	22,870	1,151	-	24,021
Non-performing	-	-	41	41
Total	22,870	1,151	41	24,062
Allowance for credit losses	3	2	1	6
Total carrying value, net of allowance	22,867	1,149	40	24,056
Loans to Bank clients, measured at amortized cost
Performing	2,265	38	-	2,303
Non-performing	-	-	10	10
Total	2,265	38	10	2,313
Allowance for credit losses	1	1	1	3
Total carrying value, net of allowance	2,264	37	9	2,310
Other invested assets, measured at FVOCI
Investment grade	-	-	-	-
Non-investment grade	389	-	-	389
Total carrying value	389	-	-	389
Allowance for credit losses	22	-	-	22
Other invested assets, measured at amortized cost
Investment grade	4,302	-	-	4,302
Non-investment grade	-	-	-	-
Total	4,302	-	-	4,302
Allowance for credit losses	2	-	-	2
Total carrying value, net of allowance	4,300	-	-	4,300
Loan commitments
Allowance for credit losses	9	1	1	11
Total carrying value, net of allowance	$309,080	$6,317	$273	$315,670
Allowance for Credit Losses
The following tables provide details on the allowance for credit losses by stage as at and for the years ended December 31, 2025 and 2024.

As at December 31, 2025	Stage 1	Stage 2	Stage 3	Total
Balance, beginning of year	$434	$213	$181	$828
Net re-measurement due to transfers	4	(31)	27	-
Transfer to stage 1	11	(11)	-	-
Transfer to stage 2	(7)	7	-	-
Transfer to stage 3	-	(27)	27	-
Net originations, purchases, disposals and repayments	59	(11)	(97)	(49)
Changes to risk, parameters, and models	(72)	(1)	117	44
Foreign exchange and other adjustments	(15)	(3)	4	(14)
Balance, end of year	$410	$167	$232	$809

As at December 31, 2024	Stage 1	Stage 2	Stage 3	Total
Balance, beginning of year	$483	$209	$237	$929
Net re-measurement due to transfers	4	(22)	18	-
Transfer to stage 1	12	(12)	-	-
Transfer to stage 2	(7)	7	-	-
Transfer to stage 3	(1)	(17)	18	-
Net originations, purchases, disposals and repayments	36	(8)	(159)	(131)
Changes to risk, parameters, and models	(107)	21	81	(5)
Foreign exchange and other adjustments	18	13	4	35
Balance, end of year	$434	$213	$181	$828
(III)Significant Judgements and Estimates
The following tables show certain key macroeconomic variables used to estimate the ECL allowances by market. For the base case, upside and downside scenarios, the projections are provided for the next 12 months and then for the remaining forecast period, which represents a medium-term view.

		Base case scenario		Upside scenario		Downside scenario 1		Downside scenario 2
As at December 31, 2025	Current quarter	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years
Canada
Gross Domestic Product (GDP), in U.S. $ billions	$2,020	0.6%	1.9%	2.6%	1.9%	(4.1)%	2.2%	(7.2)%	2.2%
Unemployment rate	7.2%	7.1%	6.3%	6.5%	5.6%	8.5%	8.0%	9.5%	9.7%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	$61	$62	$66	$67	$67	$47	$60	$39	$54
U.S.
Gross Domestic Product (GDP), in U.S. $ billions	$23,998	2.1%	2.4%	3.8%	2.4%	(2.2)%	2.7%	(4.1)%	2.6%
Unemployment rate	4.4%	4.6%	4.3%	3.9%	3.6%	7.2%	6.1%	7.7%	8.2%
7-10 Year BBB U.S. Corporate Index	5.3%	5.9%	6.1%	5.7%	6.0%	6.4%	5.8%	7.0%	5.7%
Japan
Gross Domestic Product (GDP), in JPY billions	¥564,072	0.2%	0.8%	2.2%	1.0%	(4.1)%	1.1%	(7.4)%	1.7%
Unemployment rate	2.5%	2.5%	2.2%	2.4%	2.1%	3.0%	2.9%	3.2%	3.5%
Hong Kong
Unemployment rate	4.1%	4.0%	3.2%	3.6%	2.9%	5.1%	4.1%	5.5%	4.8%
Hang Seng Index	26,454	(1.3)%	1.0%	8.9%	0.7%	(26.0)%	6.7%	(41.9)%	10.2%
China
Gross Domestic Product (GDP), in CNY billions	¥119,732	4.7%	4.1%	7.2%	4.3%	(2.3)%	4.6%	(5.1)%	3.9%
FTSE Xinhua A200 Index	11,186	3.7%	3.6%	18.6%	1.6%	(28.0)%	10.3%	(37.8)%	12.1%

		Base case scenario		Upside scenario		Downside scenario 1		Downside scenario 2
As at December 31, 2024	Current quarter	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years
Canada
Gross Domestic Product (GDP), in U.S. $ billions	$1,983	1.8%	2.0%	3.3%	2.3%	(2.0)%	2.3%	(3.9)%	2.2%
Unemployment rate	6.7%	6.8%	6.3%	6.5%	5.8%	8.1%	8.2%	8.5%	10.0%
NYMEX Light Sweet Crude Oil, in U.S. dollars, per barrel	$76	$75	$72	$79	$74	$59	$66	$50	$61
U.S.
Gross Domestic Product (GDP), in U.S. $ billions	$23,534	2.1%	2.2%	3.6%	2.3%	(2.0)%	2.7%	(4.2)%	2.5%
Unemployment rate	4.2%	4.1%	4.0%	3.3%	3.3%	7.3%	6.1%	7.8%	8.1%
7-10 Year BBB U.S. Corporate Index	5.5%	6.1%	6.1%	5.9%	6.2%	5.4%	5.6%	6.0%	5.4%
Japan
Gross Domestic Product (GDP), in JPY billions	¥563,281	0.9%	0.7%	2.8%	0.8%	(3.6)%	1.0%	(7.1)%	1.6%
Unemployment rate	2.5%	2.5%	2.2%	2.4%	2.1%	3.1%	2.9%	3.2%	3.5%
Hong Kong
Unemployment rate	3.0%	2.9%	3.0%	2.5%	2.7%	4.1%	3.8%	4.6%	4.6%
Hang Seng Index	19,448	7.0%	4.1%	18.1%	3.7%	(19.7)%	9.9%	(37.0)%	13.5%
China
Gross Domestic Product (GDP), in CNY billions	¥114,931	4.0%	4.1%	6.5%	4.3%	(3.0)%	4.6%	(5.7)%	3.9%
FTSE Xinhua A200 Index	10,938	(0.6)%	4.8%	13.8%	2.8%	(31.1)%	11.7%	(40.5)%	13.5%
(IV)Sensitivity to Changes in Economic Assumptions
The following table shows the ECL allowance balance which resulted from all four macroeconomic scenarios (including the more heavily-weighted best estimate base case scenario, one upside and two downside scenarios) weighted by probability of occurrence and shows an ECL allowance resulting from only the base case scenario.

As at December 31,	2025	2024
Probability-weighted ECL	$809	$828
Baseline ECL	$611	$629
Difference – in amount	$198	$199
Difference – in percentage	24.47%	24.03%
The Company’s probability-weighted ECL allowance balance which resulted from all four macroeconomic scenarios as at
December 31, 2025 was $809 (2024 – $828). ECL allowance balances indicated by the base case scenario, the upside scenario, the downside scenario 1 and the downside scenario 2, as at December 31, 2025 were $611, $522, $1,434 and $1,798 respectively (2024 – $629, $536, $1,590 and $2,104, respectively).
Securities Lending, Repurchase and Reverse Repurchase Transactions
The Company engages in securities lending to generate fee income. Collateral exceeding the market value of the loaned securities is retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored daily and additional collateral is obtained or refunded as the market value of the underlying loaned securities fluctuates. As at December 31, 2025, the Company had loaned securities (which are included in invested assets) with a market value of $1,800 (2024 – $1,021). The Company holds collateral with a current market value that exceeds the value of securities lent in all cases.
The Company engages in reverse repurchase transactions to generate fee income to take possession of securities to cover short positions in similar instruments and to meet short-term funding requirements. As at December 31, 2025, the Company had outstanding reverse repurchase transactions of $957 (2024 – $1,594) which are recorded as short-term receivables. In addition, the Company had outstanding repurchase transactions of $193 as at December 31, 2025 (2024 – $668) which are recorded as payables.
Credit Default Swaps
The Company replicates exposure to specific issuers by selling credit protection via credit default swaps (“CDS”) to complement its cash debt securities investing. The Company does not write CDS protection more than its government bond holdings. A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of
“reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.
The following tables present details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2025	Notional amount(1)	Fair value	Weighted average maturity (in years)(2)
Single name CDS(3),(4) – Corporate debt
AA	$22	$-	2
A	65	1	2
BBB	22	-	1
Total single name CDS	$109	$1	2
Total CDS protection sold	$109	$1	2
As at December 31, 2024	Notional amount(1)	Fair value	Weighted average maturity (in years)(2)
Single name CDS(3),(4) – Corporate debt
AA	$23	$1	3
A	68	1	3
BBB	23	-	2
Total single name CDS	$114	$2	3
Total CDS protection sold	$114	$2	3
(1)Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.
(2)The weighted average maturity of the CDS is weighted based on notional amounts.
(3)Ratings are based on S&P where available followed by Moody’s, Morningstar DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
(4)The Company held no purchased credit protection as at December 31, 2025 and 2024.
Derivatives
The Company’s point-in-time exposure to losses related to credit risk of a derivative counterparty is limited to the amount of any net gains that may have accrued with the particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in a loss position and the impact of collateral on hand. The Company limits the risk of credit losses from derivative counterparties by:
using investment grade counterparties, entering into master netting arrangements which permit the offsetting of contracts in a loss position in the case of a counterparty default and entering into Credit Support Annex agreements whereby collateral must be provided when the exposure exceeds a certain threshold.
All contracts are held with or guaranteed by investment grade counterparties, the majority of whom are rated A- or higher. As at
December 31, 2025, the percentage of the Company’s derivative exposure with counterparties rated AA- or higher was 29 per cent (2024 – 30 per cent). As at December 31, 2025, the largest single counterparty exposure, without taking into consideration the impact of master netting agreements or the benefit of collateral held, was $1,386 (2024 – $1,319). The net exposure to this counterparty, after taking into consideration master netting agreements and the fair value of collateral held, was $nil (2024 –
$nil).
Offsetting Financial Assets and Financial Liabilities
Certain derivatives, securities lent and repurchase agreements have conditional offset rights. The Company does not offset these financial instruments in the Consolidated Statements of Financial Position, as the rights of offset are conditional.
In the case of derivatives, collateral is collected from and pledged to counterparties and clearing houses to manage credit risk exposure in accordance with Credit Support Annexes to swap agreements and clearing agreements. Under master netting agreements, the Company has a right of offset in the event of default, insolvency, bankruptcy or other early termination.
In the case of reverse repurchase and repurchase transactions, additional collateral may be collected from or pledged to counterparties to manage credit exposure according to bilateral reverse repurchase or repurchase agreements. In the event of default by a reverse purchase transaction counterparty, the Company is entitled to liquidate the collateral held to offset against the same counterparty’s obligation.
The following tables present the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral pledged or received.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2025	Gross amounts of financial instruments(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amounts including financing entity(3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,955	$(6,700)	$(2,694)	$561	$561
Securities lending	1,800	-	(1,800)	-	-
Reverse repurchase agreements	957	-	(957)	-	-
Total financial assets	$12,712	$(6,700)	$(5,451)	$561	$561
Financial liabilities
Derivative liabilities	$(15,024)	$6,700	$8,228	$(96)	$(39)
Repurchase agreements	(193)	-	193	-	-
Total financial liabilities	$(15,217)	$6,700	$8,421	$(96)	$(39)
		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2024	Gross amounts of financial instruments(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amounts including financing entity(3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,048	$(6,633)	$(1,986)	$429	$429
Securities lending	1,021	-	(1,021)	-	-
Reverse repurchase agreements	1,594	(569)	(1,025)	-	-
Total financial assets	$11,663	$(7,202)	$(4,032)	$429	$429
Financial liabilities
Derivative liabilities	$(15,026)	$6,633	$8,305	$(88)	$(15)
Repurchase agreements	(668)	569	99	-	-
Total financial liabilities	$(15,694)	$7,202	$8,404	$(88)	$(15)
(1)Financial assets and liabilities include accrued interest of $334 and $677 respectively (2024 – $388 and $779 respectively).
(2)Financial and cash collateral exclude over-collateralization. As at December 31, 2025, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $403, $1,699, $154 and $nil respectively (2024 – $641, $2,472, $35 and $nil respectively). As at December 31, 2025, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange-traded contracts or cleared contracts.
(3)Includes derivative contracts entered between the Company and its unconsolidated financing entity. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 17.
The Company also has certain credit linked note assets and variable surplus note liabilities which have unconditional offsetting rights. Under the netting agreements, the Company has rights of offset including in the event of the Company’s default, insolvency, or bankruptcy. These financial instruments are offset in the Consolidated Statements of Financial Position.
A credit linked note is a debt instrument the term of which, in this case, is linked to a variable surplus note. A surplus note is a subordinated debt obligation that often qualifies as surplus (the U.S. statutory equivalent of equity) by some U.S. state insurance regulators. Interest payments on surplus notes are made after all other contractual payments are made. The following tables present the effect of unconditional netting.

As at December 31, 2025	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note(1)	$1,349	$(1,349)	$-
Variable surplus note	(1,349)	1,349	-
As at December 31, 2024	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note(1)	$1,392	$(1,392)	$-
Variable surplus note	(1,392)	1,392	-
(1)As at December 31, 2025 and 2024, the Company had no fixed surplus notes outstanding. Refer to note 18 (g).
Risk Concentrations
The Company defines enterprise-wide investment portfolio level targets and limits to ensure that portfolios are diversified across asset classes and individual investment risks. The Company monitors actual investment positions and risk exposures for concentration risk and reports its findings to the Executive Risk Committee and the Risk Committee of the Board of Directors.

As at December 31,	2025	2024
Debt securities and private placements rated as investment grade BBB or higher(1)	96%	96%
Government debt securities as a per cent of total debt securities	39%	40%
Government private placements as a per cent of total private placements	8%	9%
Highest exposure to a single non-government debt security or private placement issuer	$1,033	$1,121
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2025 – 34% of real estate, 2024 – 35%)	$4,312	$4,696
Largest concentration of mortgages and real estate(2) – Ontario, Canada (2025 – 29%, 2024 – 28%)	$20,199	$19,052
(1)Investment grade debt securities and private placements include 39% rated A, 24% rated AA and 7% rated AAA (2024 – 37%, 17% and 15%) investments based on external ratings where available.
(2)Mortgages and real estate investments are diversified geographically and by property type.
The following table presents the Company’s debt securities and private placements portfolio by sector and industry.

	2025		2024
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$87,734	34%	$88,376	34%
Utilities	45,795	17%	45,812	18%
Financial	39,342	15%	38,656	15%
Consumer	34,815	13%	31,529	12%
Energy	16,932	6%	15,840	6%
Industrial	24,840	9%	24,233	9%
Other	16,438	6%	15,843	6%
Total	$265,896	100%	$260,289	100%
Insurance Risk
Insurance risk is the risk of loss due to actual experience for mortality and morbidity claims, policyholder behaviour and expenses emerging differently than assumed when a product was designed and priced. A variety of assumptions are made related to these experience factors, for reinsurance costs, and for sales levels when products are designed and priced, as well as in the determination of policy liabilities. Assumptions for future claims are generally based on both Company and industry experience, and assumptions for future policyholder behaviour and expenses are generally based on Company experience. Such assumptions require significant professional judgment, and actual experience may be materially different than the assumptions made by the Company. Claims may be impacted unexpectedly by changes in the prevalence of diseases or illnesses, medical and technology advances, widespread lifestyle changes, natural disasters, large-scale man-made disasters and acts of terrorism.
Policyholder behaviour including premium payment patterns, policy renewals, lapse rates and withdrawal and surrender activities are influenced by many factors including market and general economic conditions, and the availability and relative attractiveness of other products in the marketplace. Some reinsurance rates are not guaranteed and may be changed unexpectedly.
Adjustments the Company seeks to make to Non-guaranteed elements to reflect changing experience factors may be challenged by regulatory or legal action and the Company may be unable to implement them or may face delays in implementation.
The Company manages insurance risk through global policies, standards and best practices with respect to product design, pricing, underwriting and claim adjudication, and a global underwriting manual. Each business unit establishes underwriting policies and procedures, including criteria for approval of risks and claims adjudication policies and procedures. The current global life retention limit is US$40 for individual policies (US$45 for survivorship life policies) and is shared across businesses.
Lower limits are applied in some markets and jurisdictions. The Company aims to further reduce exposure to claims concentrations by applying geographical aggregate retention limits for certain covers. Enterprise-wide, the Company aims to reduce the likelihood of high aggregate claims by operating globally, insuring a wide range of unrelated risk events, and reinsuring some risk.
Concentration Risk
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2025	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$339,534	$327,754	$(53,885)	$613,403
Asia and Other	200,810	18,631	(5,497)	213,944
Total	$540,344	$346,385	$(59,382)	$827,347
As at December 31, 2024	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$342,146	$305,563	$(52,055)	$595,654
Asia and Other	180,698	17,378	(6,294)	191,782
Total	$522,844	$322,941	$(58,349)	$787,436
Reinsurance Risk
In the normal course of business, the Company limits the amount of loss on any one policy by reinsuring certain levels of risk with other insurers. In addition, the Company accepts reinsurance from other reinsurers. Reinsurance ceded does not discharge the Company’s liability as the primary insurer. Failure of reinsurers to honour their obligations could result in losses to the
Company; consequently, allowances are established for amounts deemed uncollectible. To minimize losses from reinsurer insolvency, the Company monitors the concentration of credit risk both geographically and with any one reinsurer. In addition, the
Company selects reinsurers with high credit ratings.
As at December 31, 2025, the Company had $59,382 (2024 – $58,349) of reinsurance assets. Of this, 94 per cent (2024 – 93 per cent) were ceded to reinsurers with S&P ratings of A- or above. The Company’s exposure to credit risk was mitigated by
$43,193 fair value of collateral held as security as at December 31, 2025 (2024 – $40,753). Net exposure after considering offsetting agreements and the benefit of the fair value of collateral held was $16,189 as at December 31, 2025 (2024 – $17,595).